Intangible Assets, Net - Schedule of Future Amortization of Intangible Asset (Details)	Dec. 31, 2025 USD ($)
Schedule of Future Amortization of Intangible Asset [Abstract]
2026	$ 14,072
2027	14,072
2028	14,072
2029	14,072
2030 and thereafter	161,015
Total	$ 217,303